Statements of Changes in Net Assets Available for Benefits - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INVESTMENT INCOME:
Net appreciation in fair value of investments	$ 703,366,000	$ 514,368,000
Interest and dividends	137,660,000	96,991,000
Net investment income	841,026,000	611,359,000
INTEREST INCOME ON NOTES RECEIVABLE FROM PARTICIPANTS	2,610,000	2,306,000
CONTRIBUTIONS:
Participants	231,004,000	226,236,000
Employer	87,938,000	85,922,000
Participant rollovers	59,648,000	52,656,000
Total contributions	378,590,000	364,814,000
DEDUCTIONS:
Distributions paid to participants	651,510,000	573,201,000
Administrative expenses	2,923,000	2,900,000
Total deductions	654,433,000	576,101,000
INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS BEFORE TRANSFERS	567,793,000	402,378,000
NET TRANSFERS FROM OTHER PLAN	0	3,319,000
INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS BEFORE TRANSFERS	567,793,000	405,697,000
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	5,420,551,000	5,014,854,000
End of year	$ 5,988,344,000	$ 5,420,551,000